Fees and Expenses	Apr. 17, 2026
Milliman Healthcare Inflation Guard ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)	0.03%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver and/or Expense Reimbursement(3)	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any Rule 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(3)	Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2027 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board of Trustees of the Trust (the “Board”).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver remains in place for the contractual period. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$56	$183

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.

Milliman Healthcare Inflation Plus ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares, which are not reflected in the table or example set forth below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver and/or Expense Reimbursement(3)	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.55%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Milliman Financial Risk Management LLC (“Milliman”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any Rule 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

(3)	Milliman has contractually agreed to waive its advisory fees in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2027 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Board of Trustees of the Trust (the “Board”).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver remains in place for the contractual period. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$56	$178

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund had not commenced investment operations as of its most recent fiscal year end, no portfolio turnover information is available at this time.